BASIS OF PRESENTATION (Detail) $ / shares in Units, $ in Thousands				3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 21, 2016 USD ($)	Jul. 20, 2016 USD ($) $ / shares shares	Jun. 21, 2016	Oct. 01, 2016	Oct. 03, 2015	Oct. 01, 2016	Oct. 03, 2015	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Accounting Policies [Line Items]
Stock split			49.313
Fiscal Period Duration				91 days	91 days	273 days	273 days		364 days	371 days	364 days
2016 First Lien Term Loan
Accounting Policies [Line Items]
Early Repayment of Senior Debt | $	$ 205,000
Selling Shareholders
Accounting Policies [Line Items]
Issuance of stock (in shares)		10,300,000
Forecast
Accounting Policies [Line Items]
Fiscal Period Duration								364 days
IPO
Accounting Policies [Line Items]
Issuance of stock (in shares)		11,090,000
Total number of shares issued (in shares)		21,390,000
Number of common stock initially offered (in shares)		18,600,000
Shares Issued, Price Per Share | $ / shares		$ 21.00
Net proceeds from initial public offering | $		$ 207,451
Underwriting | Selling Shareholders
Accounting Policies [Line Items]
Issuance of stock (in shares)		2,790,000
Other Expense | Oaktree | IPO
Accounting Policies [Line Items]
Public offering fee | $		$ 9,000
Minimum
Accounting Policies [Line Items]
Fiscal Period Duration						364 days
Maximum
Accounting Policies [Line Items]
Fiscal Period Duration						371 days